Significant accounting policies (Details)	12 Months Ended
Jun. 30, 2019
Motor vehicles [member] | Minimum [member]
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5
Motor vehicles [member] | Maximum [member]
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10
Furniture, fixtures and other equipment [member] | Minimum [member]
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3
Furniture, fixtures and other equipment [member] | Maximum [member]
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Shorter of the remaining lease terms or estimated useful lives